Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

On January 15, 2017, the Company entered into a two-year lease for office space, effective January 15, 2017 for a monthly rent of $1,143 per month. The minimum annual lease payments at December 31, 2017 were $13,704. The lease expires January 31, 2019.

Rent expense for the year ended December 31, 2017 and December 31, 2016 was $12,562 and $414 respectively.

The minimum annual lease payments for 2018 and beyond are:

2018	$13,716
2019	1,143
Total minimum lease payments	$14,859